Consolidated Balance Sheet Components - Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts payable	$ 10,646	$ 7,165
Accrued expenses	20,130	14,808
Purchasing card payable	17,698	12,683
Salaries and benefits payable	13,349	6,018
Other	2,267	2,241
Total	$ 64,090	$ 42,915